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June 18, 2020	Jimena Acuña Smith
T. 415-315-2306
jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Ashmore Funds

File Nos. 333-169226; 811-22468

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Ashmore Funds (the “Trust”) certifies that:

a.    the definitive form of the Trust’s Prospectus and Statement of Additional Information relating to Ashmore Emerging Markets Short Duration Select Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 57 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 57 to the Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on June 12, 2020 (Accession No. 0001193125-20-167829) with an effective date of June 14, 2020.

Please direct any questions to the undersigned at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

cc:	Paul Robinson, Ashmore Investment Management Limited

David C. Sullivan, Ropes & Gray LLP